Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 2,303	$ 1,852
Unrealized losses on available for sale securities	659	1,870
Depreciation of premises and equipment	765	572
Other-than-temporary impairment	452	435
Impairment - long lived asset	133	0
Charitable contribution carry-forward	14	153
Deferred compensation	2,313	2,064
Employee benefit plans	380	348
Capital loss carry-forward	65	0
Interest receivable on nonaccrual Loans	159	107
Deferred other real estate owned expenses	38	137
Net unrealized loss on derivative instruments	284	159
Other	290	205
Total deferred tax assets	7,855	7,902
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,806	7,853
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	1,546	1,679
Goodwill and other intangibles	330	319
Deferred loan costs	844	841
Mortgage servicing asset	447	400
Total deferred tax liabilities	3,167	3,239
Deferred tax assets, net	$ 4,639	$ 4,614